UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Auto Components — 0.3%
Lear Corp. (a)		14,706	$995,155

Building Products — 0.3%
Masonite Worldwide Holdings (a)		24,163	1,081,294

Capital Markets — 0.2%
E*Trade Financial Corp. (a)		464,000	686,720

Chemicals — 0.0%
Wellman Holdings, Inc. (a)		2,616	131

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)		63,273	2,527,124

Construction Materials — 0.0%
Nortek, Inc. (a)		3,445	155,025

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		116,910	4,676
SunPower Corp., Class B (a)		1,235	14,314

			18,990

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,816	11,259

Household Durables — 0.1%
Beazer Homes USA, Inc. (a)		94,000	467,180

Machinery — 0.1%
Accuride Corp. (a)		141,777	191,399

Media — 0.3%
Charter Communications, Inc. (a)		4,374	157,464
Gannett Co., Inc.		68,400	1,062,936

			1,220,400

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		192,951	674,705
Ainsworth Lumber Co. Ltd. (a)(b)		221,591	774,853
Western Forest Products, Inc. (a)(b)		78,039	25,212

			1,474,770

Software — 0.4%
HMH Holdings/EduMedia (a)		224,420	1,402,627

Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)		127,570	487,317
SBA Communications Corp., Class A (a)		14,205	469,191

			956,508

Total Common Stocks – 2.9%			11,188,582

Corporate Bonds	Par (000)		Value

Aerospace & Defense — 0.3%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	300	$303,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		840	831,600

			1,135,350

Airlines — 2.1%
American Airlines, Inc., 10.50%, 10/15/12 (b)		610	626,013
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		510	515,100
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		1,491	1,461,248
Series 2001-1-C, 7.03%, 12/15/12		432	427,822
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,600	1,732,000
United Air Lines, Inc., 12.75%, 7/15/12		3,120	3,315,000

			8,077,183

Auto Components — 1.5%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		360	376,200
11.25%, 11/01/15 (c)		284	293,940
Delphi International Holdings Unsecured, 12.00%, 10/06/14		69	69,136
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		1,195	1,227,862
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		4,180	3,929,200

			5,896,338

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		1,073	1,086,990

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16		1,120	1,204,000
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		980	970,200
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,730	1,773,250

			3,947,450

Capital Markets — 0.1%
E*Trade Financial Corp., 3.45%, 8/31/19 (b)(d)(e)		380	543,875

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15	USD	1,400	$1,370,250
CF Industries, Inc.:
6.88%, 5/01/18		685	685,856
7.13%, 5/01/20		1,205	1,215,544
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		360	365,400
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		1,580	1,461,500
Hexion U.S. Finance Corp., 9.75%, 11/15/14		1,035	988,425
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	440	507,547
5.50%, 6/30/16	USD	685	595,950
8.63%, 3/15/20		615	579,638
Ineos Finance Plc, 9.00%, 5/15/15 (b)		655	651,725
Innophos, Inc., 8.88%, 8/15/14		1,250	1,281,250
LBI Escrow Corp., 8.00%, 11/01/17 (b)		3,205	3,261,087
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,985	1,989,962
Wellman Holdings, Inc., Subordinate Note (d):
(Second Lien), 10.00%, 1/29/19		1,450	1,261,500
(Third Lien), 5.00%, 1/29/19 (c)		464	181,088

			16,396,722

Commercial Services & Supplies — 2.6%
ACCO Brands Corp., 10.63%, 3/15/15		395	427,587
Garda World Security Corp., 9.75%, 3/15/17 (b)		600	616,500
International Lease Finance Corp., 8.63%, 9/15/15 (b)		380	349,600
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		935	1,006,294
Scientific Games International, Inc., 9.25%, 6/15/19		910	939,575
Waste Services, Inc., 9.50%, 4/15/14		4,775	4,894,375
West Corp., 11.00%, 10/15/16		2,050	2,070,500

			10,304,431

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13		3,460	3,598,723

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,080	1,090,800
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (f)		340	326,400
7.80%, 6/01/12		300	305,970
8.00%, 12/15/16		290	290,563

			2,013,733

Corporate Bonds	Par (000)		Value

Containers & Packaging — 4.7%
Ball Corp., 6.75%, 9/15/20	USD	785	$763,413
Berry Plastics Corp.:
8.88%, 9/15/14		970	931,200
8.25%, 11/15/15		215	211,238
9.50%, 5/15/18 (b)		1,210	1,082,950
Berry Plastics Holding Corp., 8.88%, 9/15/14		3,025	2,904,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	118	145,527
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	1,245	1,294,800
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)		595	550,375
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,575	1,594,687
6.75%, 12/01/14	EUR	254	313,253
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,740	1,489,875
Pregis Corp., 12.38%, 10/15/13		1,920	1,891,200
Rock-Tenn Co., 8.20%, 8/15/11		3,175	3,302,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	785	944,042
7.75%, 11/15/19		745	905,080

			18,323,640

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	4,775	4,631,750

Diversified Financial Services — 9.7%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		620	626,200
CIT Group, Inc.:
7.00%, 5/01/16		2,145	1,946,587
7.00%, 5/01/17		10,860	9,801,150
Citigroup, Inc., 4.75%, 5/19/15		555	548,152
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,050	1,529,849
7.13%, 1/16/12	EUR	3,000	3,663,026
7.13%, 1/15/13		1,450	1,752,669
GMAC, Inc.:
7.25%, 3/02/11	USD	461	462,729
6.88%, 9/15/11		900	900,000
6.88%, 8/28/12		1,000	987,500
7.50%, 12/31/13		700	682,500
2.74%, 12/01/14 (f)		635	521,646
6.75%, 12/01/14		1,550	1,476,375
8.30%, 2/12/15 (b)		3,810	3,824,287
8.00%, 3/15/20 (b)		2,380	2,308,600
Leucadia National Corp., 8.13%, 9/15/15		2,100	2,147,250
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		2,305	2,281,950
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	600	728,924

2	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (b) (concluded):
8.50%, 5/15/18	USD	2,125	$2,018,750

			38,208,144

Diversified Telecommunication Services — 4.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,612,800
GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,649,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		840	806,400
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		950	942,875
8.25%, 4/15/17		1,200	1,188,000
8.50%, 4/15/20		500	492,500
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		340	348,500
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,190	3,142,150
8.00%, 10/01/15 (b)		900	902,250
Series B, 7.50%, 2/15/14		2,820	2,777,700
Qwest Corp.:
7.63%, 6/15/15		875	914,375
8.38%, 5/01/16		1,120	1,215,200
Windstream Corp., 8.13%, 8/01/13		1,210	1,222,100

			17,213,850

Electric Utilities — 0.5%
Intergen NV, 9.00%, 6/30/17 (b)		645	645,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,630	1,458,850

			2,103,850

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		470	480,575

Energy Equipment & Services — 1.6%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		335	324,950
7.75%, 5/15/17		510	484,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,890	2,803,300
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		480	460,800
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		1,055	1,078,738
Parker Drilling Co., 9.13%, 4/01/18 (b)		330	313,500
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		850	841,500

			6,307,288

Food & Staples Retailing — 0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,300	1,183,000

Corporate Bonds	Par (000)		Value

Food & Staples Retailing (concluded)
Rite Aid Corp.:
9.75%, 6/12/16	USD	660	$700,425
10.25%, 10/15/19		945	961,538

			2,844,963

Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18		340	339,150
Reddy Ice Corp., 11.25%, 3/15/15 (b)		690	696,900
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,240	1,327,575
TreeHouse Foods, Inc., 7.75%, 3/01/18		250	255,625

			2,619,250

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14 (b)		940	977,600
10.88%, 11/15/14 (g)		2,720	2,828,800
Hologic, Inc., 2.00%, 12/15/37 (d)(h)		1,495	1,276,356

			5,082,756

Health Care Providers & Services — 4.1%
American Renal Holdings, 8.38%, 5/15/18 (b)		435	423,038
HCA, Inc.:
9.13%, 11/15/14		2,745	2,889,112
8.50%, 4/15/19		1,550	1,619,750
7.25%, 9/15/20		3,605	3,595,987
Omnicare, Inc., 7.75%, 6/01/20		420	421,050
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		2,935	3,081,750
10.00%, 5/01/18		1,050	1,151,063
8.88%, 7/01/19		2,950	3,093,812

			16,275,562

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,760	4,314,600

Hotels, Restaurants & Leisure — 2.0%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		980	1,026,550
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(i)		2,575	1,236,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(i)		1,895	627,719
MGM Mirage:
13.00%, 11/15/13		130	148,200
10.38%, 5/15/14 (b)		415	440,938
11.13%, 11/15/17 (b)		1,310	1,418,075
San Pasqual Casino, 8.00%, 9/15/13 (b)		1,575	1,496,250
Scientific Games Corp., 0.75%, 12/01/24 (d)(h)		460	457,700

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
5.16%, 9/01/14 (f)	USD	195	$181,350
9.88%, 9/01/14		320	319,200
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		515	695
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		1,500	675,000

			8,027,677

Household Durables — 3.5%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		585	513,337
8.13%, 6/15/16		495	452,925
12.00%, 10/15/17		2,080	2,308,800
9.13%, 6/15/18		3,240	3,045,600
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,730	2,791,425
KB Home, 9.10%, 9/15/17		345	349,313
Standard Pacific Corp.:
9.25%, 4/15/12		210	214,200
6.25%, 4/01/14		570	532,950
7.00%, 8/15/15		420	386,400
10.75%, 9/15/16		2,090	2,267,650
8.38%, 5/15/18		865	828,237

			13,690,837

IT Services — 1.2%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		2,625	2,746,406
First Data Corp., 9.88%, 9/24/15		2,600	2,093,000

			4,839,406

Independent Power Producers & Energy Traders — 3.0%
The AES Corp., 8.75%, 5/15/13 (b)		21	21,315
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		975	1,060,313
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,010	2,030,100
Energy Future Holdings Corp.:
10.88%, 11/01/17 (h)		1,495	1,098,825
12.00%, 11/01/17 (c)		1,388	884,604
10.00%, 1/15/20 (b)		3,690	3,671,550
NRG Energy, Inc., 7.25%, 2/01/14		3,240	3,199,500

			11,966,207

Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		3,810	3,810,000
13.50%, 12/01/15 (c)		6,236	6,353,039

			10,163,039

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,600	2,590,250

Corporate Bonds	Par (000)		Value

Insurance (concluded)
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)	USD	1,070	$856,000

			3,446,250

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		330	340,725

Leisure Equipment & Products — 0.5%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,185	1,327,200
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		435	449,138

			1,776,338

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		275	285,656
Patheon, Inc., 8.63%, 4/15/17 (b)		910	910,000

			1,195,656

Machinery — 1.7%
AGY Holding Corp., 11.00%, 11/15/14		1,650	1,320,000
Accuride Corp., 7.50%, 2/26/20 (c)(d)		14	37,310
Navistar International Corp.:
3.00%, 10/15/14 (d)		2,960	3,655,600
8.25%, 11/01/21		1,500	1,500,000

			6,512,910

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		3,340	2,755,500

Media — 12.8%
Affinion Group, Inc.:
10.13%, 10/15/13		3,824	3,890,920
10.13%, 10/15/13		1,195	1,215,913
CCH II LLC, 13.50%, 11/30/16		876	1,004,557
CCO Holdings LLC (b):
7.88%, 4/30/18		730	716,313
8.13%, 4/30/20		730	722,700
CMP Susquehanna Corp., 3.20%, 5/15/14		254	5,080
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		550	572,000
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)(j)		935	972,400
Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)		730	761,938
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		1,313	1,329,413
Series B, 9.25%, 12/15/17		6,656	6,772,480
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		990	990,000

4	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
Cox Enterprises, Inc. (concluded):
Loan Close 3, 8/15/18	USD	1,155	$1,155,000
Shares Loan, 12.00%, 8/15/18		1,155	1,155,000
DISH DBS Corp., 7.00%, 10/01/13		150	152,250
Gannett Co., Inc., 8.75%, 11/15/14 (b)		945	992,250
Gray Television, Inc., 10.50%, 6/29/15 (b)		1,105	1,044,225
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		550	438,625
9.50%, 5/15/15		660	589,050
Intelsat Corp., 9.25%, 6/15/16		3,930	4,028,250
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		420	422,100
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		700	798,875
Liberty Media Corp., 3.13%, 3/30/23 (d)		1,748	1,846,325
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	822	635,489
8.00%, 4/30/14 (b)		280	216,468
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	590	594,425
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		235	232,650
McClatchy Co., 11.50%, 2/15/17 (b)		1,965	1,974,825
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		680	673,200
Nielsen Finance LLC:
11.63%, 2/01/14		225	240,750
10.00%, 8/01/14		3,025	3,074,156
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		2,570	2,685,650
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	1,011	1,166,204
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	2,670	2,423,025
UPC Germany GmbH (b):
8.13%, 12/01/17	USD	900	882,000
8.13%, 12/01/17	EUR	901	1,091,836
9.63%, 12/01/19		900	1,093,386
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	808,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	149	184,673
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)		782	922,873

			50,475,274

Metals & Mining — 5.1%
AK Steel Corp., 7.63%, 5/15/20	USD	825	814,688
Aleris International, Inc. (a)(i):
9.00%, 12/15/14		1,625	4,063
10.00%, 12/15/16		1,300	8,905

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	USD	1,250	$1,243,750
7.38%, 2/15/16		360	342,900
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		850	910,562
10.63%, 9/01/16		1,875	2,062,500
Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,290,625
GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)		300	351,375
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,955	1,896,350
Murray Energy Corp., 10.25%, 10/15/15 (b)		1,345	1,338,275
New World Resources NV:
7.38%, 5/15/15	EUR	729	836,440
7.88%, 5/01/18 (b)		326	374,846
Novelis, Inc.:
7.25%, 2/15/15	USD	2,435	2,282,325
11.50%, 2/15/15		685	743,225
Ryerson, Inc.:
7.72%, 11/01/14 (f)		640	596,000
12.00%, 11/01/15		450	457,875
Steel Dynamics, Inc., 7.38%, 11/01/12		630	644,175
United States Steel Corp., 7.38%, 4/01/20		815	796,663
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	1,035,300

			20,030,842

Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15		115	125,350
11.88%, 7/15/17 (c)		4,168	4,730,680
Saks, Inc., 9.88%, 10/01/11		470	493,500

			5,349,530

Oil, Gas & Consumable Fuels — 6.2%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		95	96,900
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		750	832,500
10.75%, 2/01/18		405	429,300
Berry Petroleum Co., 8.25%, 11/01/16		800	784,000
Bill Barrett Corp., 9.88%, 7/15/16		385	398,475
Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		1,250	904,688
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		460	455,400
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		280	292,600
10.25%, 12/15/15		1,755	1,684,800
Consol Energy, Inc., 8.25%, 4/01/20 (b)		3,095	3,160,769

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Crosstex Energy LP, 8.88%, 2/15/18 (b)	USD	1,725	$1,699,125
Denbury Resources, Inc., 8.25%, 2/15/20		1,335	1,378,387
Linn Energy LLC, 8.63%, 4/15/20 (b)		1,230	1,217,700
Massey Energy Co., 6.88%, 12/15/13		1,465	1,406,400
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		2,930	2,944,650
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		2,110	2,120,550
Patriot Coal Corp., 8.25%, 4/30/18		645	632,100
Petrohawk Energy Corp.:
10.50%, 8/01/14		895	946,462
7.88%, 6/01/15		680	658,750
Range Resources Corp., 8.00%, 5/15/19		700	721,000
Sabine Pass LNG LP, 7.50%, 11/30/16		610	506,300
Teekay Corp., 8.50%, 1/15/20		1,020	1,030,200

			24,301,056

Paper & Forest Products — 3.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		1,746	1,610,804
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		525	554,531
8.00%, 4/01/20		240	241,800
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		625	685,938
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,672,800
Glatfelter, 7.13%, 5/01/16 (b)		330	313,500
NewPage Corp.:
10.00%, 5/01/12		1,265	735,281
11.38%, 12/31/14		7,095	6,633,825
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		1,335	1,425,112

			14,873,591

Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)		1,696	1,322,880
Elan Finance Plc, 8.88%, 12/01/13		150	150,375
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	979	1,105,264

			2,578,519

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	2,300	2,104,500

Road & Rail — 0.5%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		800	800,000

Corporate Bonds	Par (000)		Value

Road & Rail (concluded)
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	1,260	$1,209,600

			2,009,600

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		680	667,250

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(c)		716	14,320

Specialty Retail — 1.8%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		560	520,800
General Nutrition Centers, Inc., 10.75%, 3/15/15		920	926,900
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(h)		1,685	1,373,275
Hillman Group, Inc., 10.88%, 6/01/18 (b)		830	830,000
Limited Brands, Inc., 8.50%, 6/15/19		1,255	1,336,575
Sonic Automotive, Inc., 9.00%, 3/15/18		580	584,350
United Auto Group, Inc., 7.75%, 12/15/16		1,670	1,573,975

			7,145,875

Textiles, Apparel & Luxury Goods — 0.5%
Quiksilver, Inc., 6.88%, 4/15/15		2,100	1,837,500

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)		505	506,263

Wireless Telecommunication Services — 5.1%
Cricket Communications, Inc.:
10.00%, 7/15/15		2,870	2,941,750
7.75%, 5/15/16		1,080	1,096,200
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,240	1,199,700
9.13%, 1/15/15 (c)		2,864	2,792,400
8.25%, 9/01/17		1,120	1,097,600
10.50%, 4/15/18		800	810,000
FiberTower Corp., 9.00%, 1/01/16 (c)		474	397,779
iPCS, Inc., 2.47%, 5/01/13 (f)		1,295	1,191,400
MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,935	4,053,050
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,880	1,800,100
Series F, 5.95%, 3/15/14		170	156,825
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		385	346,500

6	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Sprint Capital Corp., 6.88%, 11/15/28	USD	2,770	$2,302,563

			20,185,867

Total Corporate Bonds – 98.8%			388,201,555

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.0%
Pedalgreen Ltd., Loan Facility, 9.57%, 11/30/15 (c)	GBP	6	7,199

Auto Components — 1.1%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12 (c)	USD	709	667,332
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		3,619	3,281,164
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		290	278,397

			4,226,893

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		6,026	5,610,898

Building Products — 1.3%
CPG International I, Inc., Term Loan, 5.30%, 2/28/11		4,924	4,924,340

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31% - 5.38%, 12/15/14		763	502,240

Chemicals — 0.2%
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		983	892,847

Commercial Services & Supplies — 0.6%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		1,350	1,318,275
Term Loan 2, 7.00%, 3/05/16		975	948,675

			2,266,950

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		3,250	3,250,000

Consumer Finance — 1.8%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		6,500	6,292,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.76%, 8/02/13		750	740,223

			7,032,223

Floating Rate Loan Interests (f)	Par (000)		Value

Diversified Telecommunication Services — 1.6%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	5,258	$6,395,259

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	2,043	2,071,556

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		697	682,882

Hotels, Restaurants & Leisure — 1.3%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12 (c)		5,213	4,900,603

IT Services — 0.3%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.03% -3.09%, 9/24/14		346	291,882
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		885	744,998

			1,036,880

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		343	263,470
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		215	165,314
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		4,553	3,477,602

			3,906,386

Media — 1.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,702	2,715,385
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		1,487	1,361,260
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,250	2,362,500
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		796	801,634

			7,240,779

Multiline Retail — 0.5%
Hema Holding BV, Mezzanine, 8.92%, 1/29/17 (c)	EUR	1,545	1,611,264
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13	USD	412	375,377

			1,986,641

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)		Par (000)		Value

Oil, Gas & Consumable Fuels — 1.5%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10	USD	1,892		$1,897,676
Tranche B-2 Term Loan, 9.00%, 6/24/10		508		509,824
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (c)		3,775		3,397,436

				5,804,936

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13 (c)		1,986		1,291,224

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.29%, 10/10/13		630		531,325
Synthetic Letter of Credit, 3.35%, 10/10/13		170		143,049

				674,374

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		237		198,486
Michaels Stores, Inc., Term Loan B-1, 2.56% - 2.81%, 10/31/13		558		507,458

				705,944

Total Floating Rate Loan Interests – 6.7%				65,411,054

Other Interests (k)		Beneficial Interest (000)

Auto Components — 1.6%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(l)	6,404,260

Media — 0.0%
Adelphia Escrow (a)		1,300		130
Adelphia Recovery Trust (a)		1,630		6,521

				6,651

Specialty Retail — 0.0%
Buffets, Inc.		950		95

Total Other Interests – 1.6%				6,411,006

Preferred Securities

Preferred Stocks	Shares	Value

Diversified Financial Services — 0.5%
GMAC, Inc., 7.00%	2,821	$2,121,921

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(f)	59,235	1

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 8.38% (a)	40,000	50,000
Freddie Mac, Series Z, 0.00% (a)	110,157	115,665

		165,665

Total Preferred Securities – 0.6%		2,287,587

Warrants (m)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	54,577	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	802	8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)	67,691	1
New Vision Holdings LLC:
(expires 9/30/14)	4	40
(expires 9/30/14)	22	222

		263

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	2	—

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)	22,578	—

Total Warrants – 0.0%		272

Total Long-Term Investments (Cost – $487,278,710) – 120.6%		473,500,056

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (n)(o)	1,699,793	1,699,793

Total Short-Term Securities (Cost – $1,699,793) – 0.4%		1,699,793

8	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $488,978,503*) – 121.0%	$475,199,849
Liabilities in Excess of Other Assets – (21.0)%	(82,325,104)

Net Assets – 100.0%	$392,874,745

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$490,637,336

Gross unrealized appreciation	$16,763,861
Gross unrealized depreciation	(32,201,348)

Net unrealized depreciation	$(15,437,487)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,267,254	(567,461)	1,699,793	$3,303

(o)	Represents the current yield as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

30	S&P 500 Index	June 2010	$8,168,546	$4,796

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	630,000	USD	781,634	Citibank NA	7/14/10	$(8,127)
EUR	273,000	USD	343,695	Citigroup Global	7/14/10	(8,509)
USD	26,364,581	EUR	21,007,500	BNP Paribas	7/14/10	571,817
GBP	1,871,000	USD	2,776,936	Citibank NA	7/28/10	(70,788)
USD	344,274	CAD	345,000	Citibank NA	7/28/10	16,509
USD	4,736,790	GBP	3,061,500	Royal Bank of Scotland Plc	7/28/10	308,745

Total						$809,647

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Wells Fargo & Co.	1.00%	JPMorgan Chase Bank NA	June 2011	USD	6,500	$9
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	805	8,736
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,600	(17,809)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(121,425)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(213,321)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	(28,949)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	288	3,133
Boston Scientific Corp.	1.00%	Goldman Sachs International	December 2014		900	30,590

Total						$(339,036)

•	Credit default swaps on single-name issues – sold protection outstanding as May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B-	USD	1,150	$98
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	175	(887)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	USD	775	(37,331)
AK Steel Corp.	5.00%	Credit Suisse International	June 2015	BB	USD	1,075	(110,816)
AK Steel Corp.	5.00%	Goldman Sachs International	June 2015	BB	USD	950	(71,110)
AK Steel Corp.	5.00%	JPMorgan Chase Bank NA	June 2015	BB	USD	200	(22,123)
Levi Strauss & Co.	5.00%	Goldman Sachs International	June 2015	B+	USD	370	(4,764)
NOVA Chemicals Corp.	5.00%	Goldman Sachs International	June 2015	B+	USD	575	(24,398)
United Rentals (North America), Inc.	5.00%	Credit Suisse International	June 2015	B	USD	750	(35,189)
United Rentals (North America), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	225	(8,669)
United Rentals (North America), Inc.	5.00%	Goldman Sachs International	June 2015	B	USD	750	(22,392)

Total							$(337,581)

[1]	Using Standard & Poor’s ratings of the issuer.

[2]	Using maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of agreement.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

10	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term
Investments:
Common
Stocks	$8,664,547	$1,121,277	$1,402,758	$11,188,582
Corporate
Bonds	—	382,986,973	5,214,582	388,201,555
Floating Rate
Loan Interests	—	44,652,579	20,758,475	65,411,054
Other Interests	—	—	6,411,006	6,411,006
Preferred
Stocks	115,665	2,171,921	1	2,287,587
Warrants	—	—	272	272
Short-Term
Securities	1,699,793	—	—	1,699,793

Total	$10,480,005	$430,932,750	$33,787,094	$475,199,849

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	$4,796	$939,637	—	$944,433
Liabilities:	—	(806,607)	$(36,123)	(842,730)

Total	$4,796	$133,030	$(36,123)	$101,703

[1]

Other financial instruments are financial futures contracts, swaps, unfunded loan commitments and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010	11

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Total

Balance, as of August 31, 2009	$672	$2,197,802	$33,422,195	$6,747	$1	$10	$35,627,427
Accrued discounts/premiums	—	38,109	25,632	—	—	—	63,741
Realized gain (loss)	—	368,701	(7,320,268)	—	—	—	(6,951,567)
Change in unrealized appreciation/depreciation[2]	12,171	(365,494)	18,759,009	(2,093)	—	(8)	18,403,585
Net purchases (sales)	—	(791,451)	(17,182,530)	—	—	—	(17,973,981)
Net transfers in/out of Level 3	1,389,915	3,766,915	(6,945,563)	6,406,352	—	270	4,617,889

Balance, as of May 31, 2010	$1,402,758	$5,214,582	$20,758,475	$6,411,006	$1	$272	$33,787,094

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $3,868,782.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$(36,123)
Net purchases (sales)	—
Net transfer in/out of Level 3	—

Balance, as of May 31, 2010	$(36,123)

[3]	Other financial instruments are unfunded loan commitments.

12	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 23, 2010